INCOME STATEMENT DETAILS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
INCOME STATEMENT DETAILS
NOTE 22 – INCOME STATEMENT DETAILS

(a)	Revenues:

The aggregate amount of transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied as at December 31, 2017, in addition to deferred revenues (see table below), is approximately NIS 92 million (mainly services). Of which the Group expects that approximately 60% will be recognized as revenue during 2018, approximately 25% will be recognized as revenue during 2019, and the rest in later years. The above excludes contracts that are for periods of one year or less or are billed based on time incurred, as permitted under IFRS 15 the transaction price allocated to these unsatisfied contracts is not disclosed.

The table below describes significant changes in contract liabilities:

	New Israeli Shekels in millions
	Deferred revenues from Hot mobile *	Other deferred revenues*
Balance as at December 31, 2016	226	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(29)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	30
Balance as at December 31, 2017	195	46

* Current and non-current deferred revenues.

Disaggregation of revenues:

	Year ended December 31, 2017 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,173	254	(32)	1,395
Segment revenue - Services to business customers	805	523	(141)	1,187
Segment revenue - Services revenue total	1,978	777	(173)	2,582
Segment revenue - Equipment	610	76		686
Total Revenues	2,588	853	(173)	3,268

Revenues from services are recognized over time. For the year 2017 revenues from equipment are recognized at a point of time, except for NIS 11 million, which were recognized in 2017 over time. Revenues from equipment for the year 2017 include revenues from operating leases according to IAS 17, in an amount of NIS 11 million.

Revenues from services for the year 2017 include revenues from operating leases according to IAS17 in an amount of NIS 10 million. See also note 7 with respect to payment terms of sales of equipment, trade receivables and allowance for doubtful accounts.

See also note 2(n).
(b)	Cost of revenues

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Transmission, communication and content providers	888	814	738
Cost of equipment and accessories	852	625	519
Depreciation and amortization (including impairment)	577	501	477
Wages, employee benefits expenses and car maintenance	320	270	293
Costs of handling, replacing or repairing equipment	88	93	75
Operating lease, rent and overhead expenses	315	258	184
Network and cable maintenance	145	150	97
Internet infrastructure and service providers	49	68	95
Car kit installation, IT support, and other operating expenses	72	62	61
Amortization of rights of use (including impairment)	112	30	40
Other	54	53	48
Total cost of revenues	3,472	2,924	2,627

(c)	Selling and marketing expenses

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Wages, employee benefits expenses and car maintenance	206	177	(*)106
Advertising and marketing	30	68	44
Selling commissions, net	77	82	(*)29
Depreciation and amortization (including impairment)	55	55	(*)54
Operating lease, rent and overhead expenses	27	29	23
Other	22	15	13
Total selling and marketing expenses	417	426	269

(*) See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.

(d)	General and administrative expenses

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Wages, employee benefits expenses and car maintenance	84	101	79
Bad debts and allowance for doubtful accounts	63	82	52
Professional fees	31	32	22
Credit card and other commissions	16	14	14
Depreciation	9	9	9
Other	20	25	20
Total general and administrative expenses	223	263	196
(e)	Employee benefit expense

	New Israeli Shekels
	Year ended December 31,
	2015	2016	2017
	In millions
Wages and salaries including social benefits, social
security costs, pension costs and car maintenance
before capitalization	622	537	503
Less: expenses capitalized (notes 10, 11)	(65)	(65)	(77)
Service costs: defined benefit plan (note 16(2))	21	17	15
Service costs: defined contribution plan (note 16(1))	15	14	17
Employee share based compensation expenses (note 21(b))	17	45	20
	610	548	478

See also note 28 with respect of collective employment agreement.